PROPERTY AND EQUIPMENT (Details) - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross		$ 28,363	$ 22,939
Less: accumulated depreciation	$ (15,902)	(13,517)	(9,297)
Net property and equipment	$ 12,461	14,846	13,642
Computers and Equipment [Member]
Property and equipment, gross		7,225	7,225
Lab Equipment [Member]
Property and equipment, gross		$ 21,138	$ 15,714